Appendix 5 Additional Information Circular No. 715 of February 3, 2012 - Summary of Trade Receivables by Aging (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 203,989,518	$ 194,311,533
Trade receivables, gross	21,255	62,563
Trade receivables, net	205,564,049	195,632,913
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	205,542,774	195,570,350
Trade receivables, gross	21,255	62,563
On Demand [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	198,454,217	186,769,753
1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	671,037	3,057,994
1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	671,037	3,057,994
31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	248,135	333,078
31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	248,135	333,078
91-120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	224	10,021
91-120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	224	10,021
121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	7,274	42,015
121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,274	42,015
151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	39,001	334,297
151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	39,001	334,297
181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	43,681	399,552
181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	43,681	399,552
211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	56,046	228,498
211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	56,046	228,498
More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	5,882,588	4,116,042
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,882,588	4,116,042
Portfolio Stratification
Trade And Other Receivables [Line Items]
Trade receivables, gross	203,989,518	194,311,533
Trade receivables, gross	21,255	62,563
Portfolio Stratification | On Demand [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	198,454,217
Portfolio Stratification | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	671,037
Portfolio Stratification | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	248,135
Portfolio Stratification | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	140,571
Portfolio Stratification | 91-120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	224
Portfolio Stratification | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	7,274
Portfolio Stratification | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	39,001
Portfolio Stratification | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	43,681
Portfolio Stratification | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	56,046
Portfolio Stratification | 251-365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, net	787,999
Portfolio Stratification | More than 365 days
Trade And Other Receivables [Line Items]
Trade receivables, net	3,541,333
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member]
Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	(1,553,256)	(1,258,817)
Trade receivables, gross	21,255	62,563
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	205,542,774	195,570,350
Trade receivables, gross	21,255	62,563
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	205,512,607	195,525,065
Trade receivables, gross		62,563
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	30,167	45,285
Trade receivables, gross	21,255
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | Unbilled Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	165,128,644	138,781,170
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	40,414,130	56,789,180
Trade receivables, gross	21,255
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	198,454,217	186,769,753
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	198,454,217	186,769,753
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	198,424,050	186,724,468
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member] | Others [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	30,167	45,285
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member] | Unbilled Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	165,128,644	138,781,170
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | On Demand [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	33,325,573	47,988,583
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	671,037	3,057,994
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	671,037	3,057,994
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	671,037	3,057,994
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 1-30 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	671,037	3,057,994
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	248,135	333,078
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	248,135	333,078
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	248,135	333,078
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 31-60 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	248,135	333,078
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	140,571	279,100
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	140,571	279,100
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	140,571	279,100
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 61-90 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	140,571	279,100
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	224	10,021
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	224	10,021
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	224	10,021
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 91-120 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	224	10,021
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,274	42,015
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,274	42,015
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,274	42,015
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 121-150 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	7,274	42,015
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	39,001	334,297
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	39,001	334,297
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	39,001	334,297
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 151-180 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	39,001	334,297
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	43,681	399,552
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	43,681	399,552
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	43,681	399,552
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 181-210 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	43,681	399,552
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	56,046	228,498
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	56,046	228,498
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	56,046	228,498
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 211-250 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	56,046	228,498
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 251-365 days [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	787,999	1,596,976
Allowance for doubtful accounts		(1,103,086)
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 251-365 days [Member] | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	787,999	1,596,976
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 251-365 days [Member] | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	787,999	1,596,976
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | 251-365 days [Member] | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	787,999	1,596,976
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | More than 365 days
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,094,589	2,519,066
Allowance for doubtful accounts	(1,553,256)	(155,731)
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | More than 365 days | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,094,589	2,519,066
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | More than 365 days | Large Customers [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	5,094,589	2,519,066
Portfolio Stratification | Trade Receivables, Generation and Transmission [Member] | More than 365 days | Billed Services [Member]
Trade And Other Receivables [Line Items]
Trade receivables, gross	$ 5,094,589	$ 2,519,066